UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Name of Registrant: Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Address of Principal Executive Offices: 385 East Colorado Boulevard, Pasadena, CA 91101

Name and address of agent for service:

Gregory B. McShea

385 East Colorado Boulevard

Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

Item 1. Report to Shareholders.

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund

Semi-Annual Report to Shareholders

June 30, 2006

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts) (Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Asset Value	$374,759	$393,708
Per Share	$12.85	$13.50
Market Value Per Share	$11.14	$12.01
Net Investment Income	$12,002	$33,588
Per Common Share	$0.41	$1.15
Dividends Paid to Common Shareholders	$9,183	$27,149
Per Common Share	$0.31	$0.93
Dividends Paid to Preferred Shareholders	$4,675	$6,681
Per Common Share	$0.16	$0.23

The Fund

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (“WIA” or the “Fund”) is a closed-end, diversified management investment company which seeks to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Substantially all of the Fund’s net investment income (after payment of dividends to holders of preferred shares and interest in connection with other forms of leverage (if applicable)) is distributed to the Fund’s common shareholders. A Dividend Reinvestment Plan is available to those common shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they are traded under the symbol WIA.

Performance Information

Total return on market value measures investment performance in terms of appreciation or depreciation in market value per share, plus dividends and any capital gain distributions. Total return on net asset value measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. Total return on market value assumes that dividends and distributions were reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return on net asset value assumes that dividends and distributions were reinvested at net asset value. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

	Second Quarter 2006	Six Months Ended June 30, 2006	One Year	Average Annual Return Since InceptionA
Total Return Based on:
Market Value	(0.40)%	(4.69)%	(8.55)%	(4.44)%
Net Asset Value	0.29%	(2.50)%	(4.03)%	1.91%
Barclays U.S. Government Inflation-Linked 1-10 year IndexB,C	1.15%	0.08%	0.40%	3.39%
Barclays U.S. Government Inflation-Linked Index (All Maturities)C,D	0.43%	(1.66)%	(1.62)%	4.00%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit http://www.westernclaymore.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

A	The Fund’s inception date is September 30, 2003.
B	This index is the U.S. component of the 1 to 10 year Barclays Global Inflation-Linked Bond Index, which measures the performance of the major government inflation-linked bond markets.
C	This return does not include reinvestment of dividends or capital gain distributions.
D	This index is the U.S. component of the all maturities Barclays Global Inflation-Linked Bond Index, which measures the performance of the major government inflation-linked bond markets.

Semi-Annual Report to Shareholders

FUND HIGHLIGHTS—Continued

Investment Policies

The Fund’s investment policies include, among others, that its portfolio be invested as follows:

•	At least 80% of total managed assetsE in U.S. Treasury Inflation Protected Securities.

•	Up to 20% of total managed assets in corporate bonds or other securities and instruments.

Preferred shares, together with other forms of leverage (including reverse repurchase agreements and dollar roll transactions), will not exceed 38% of the Fund’s total managed assets.

Dividend Reinvestment Plan

The Fund and Computershare Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of WIA, offer a convenient way to add shares of WIA to your account. WIA offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WIA unless the shareholder elects otherwise by contacting the Agent at the address set forth below.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WIA, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, less estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WIA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent.

Additional Information Regarding the Plan

WIA will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Trust Company, N.A., P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations telephone number (800) 426-5523.

Schedule of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-345-7999, visiting the Fund’s website (http://www.westernclaymore.com), or by writing to the Fund, or you may obtain a copy of this report (and other information

E	“Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage).

Semi-Annual Report to Shareholders

relating to the Fund) from the SEC’s website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-732-0330.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Semi-Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

June 30, 2006

The pie chart and bar chart above represent the Fund’s portfolio as of June 30, 2006. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time. U.S. Treasury Inflation Protected Securities are unrated, but are backed by the full faith and credit of the government of the United States of America and are therefore considered by the Fund’s investment adviser to be comparable to bonds rated AAA/Aaa.

Quarterly Comparison of Market Price and Net Asset Value (“NAV”), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Price	Net Asset Value	Premium/ (Discount)	Average Daily Volume (Shares)
September 30, 2005	$12.44	$14.06	(11.52)%	98,400
December 31, 2005	$12.01	$13.50	(11.04)%	121,752
March 31, 2006	$11.34	$12.97	(12.57)%	81,674
June 30, 2006	$11.14	$12.85	(13.31)%	89,944

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	155.1%

U.S. Government and Agency Obligations	134.6%

Indexed Securities	131.3%
United States Treasury Inflation-Protected Security		3.63%	1/15/08	$39,558	$40,238	A
United States Treasury Inflation-Protected Security		3.88%	1/15/09	59,512	61,641	A
United States Treasury Inflation-Protected Security		4.25%	1/15/10	23,228	24,676	A
United States Treasury Inflation-Protected Security		0.88%	4/15/10	25,499	24,053	A
United States Treasury Inflation-Protected Security		3.50%	1/15/11	32,755	34,261	A,B
United States Treasury Inflation-Protected Security		2.38%	4/15/11	32,477	32,349	A
United States Treasury Inflation-Protected Security		3.00%	7/15/12	39,241	40,409	A,B
United States Treasury Inflation-Protected Security		1.88%	7/15/13	26,323	25,288	A
United States Treasury Inflation-Protected Security		1.63%	1/15/15	52,222	48,682	A
United States Treasury Inflation-Protected Security		2.00%	1/15/16	168,277	160,698	A,C

					492,295

Fixed Rate Securities	3.3%
United States Treasury Bonds		5.38%	2/15/31	12,025	12,233

Total U.S. Government and Agency Obligations (Identified Cost—$516,023)					504,528
Corporate Bonds and Notes	12.0%

Automotive	3.7%
Ford Motor Company		7.45%	7/16/31	7,435	5,372
Ford Motor Company		8.90%	1/15/32	2,175	1,734
General Motors Corporation		8.38%	7/15/33	8,355	6,726

					13,832

Banking and Finance	0.3%
Fuji Co., Ltd.		9.87%	12/31/49	1,025	1,098	D

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Cable	0.5%
Comcast Corporation		5.90%	3/15/16	$1,900	$1,825

Food, Beverage and Tobacco	0.3%
Tyson Foods, Inc.		7.00%	1/15/28	1,280	1,180

Gas and Pipeline Utilities	0.2%
Kinder Morgan Energy Partners, L.P.		7.30%	8/15/33	900	921

Media	1.5%
News America Incorporated		7.63%	11/30/28	1,790	1,895
Time Warner Inc.		7.70%	5/1/32	3,500	3,804

					5,699

Medical Care Facilities	1.0%
HCA, Inc.		5.75%	3/15/14	4,000	3,577

Oil and Gas	1.1%
Amerada Hess Corporation		7.30%	8/15/31	3,000	3,179
Amerada Hess Corporation		7.13%	3/15/33	895	928

					4,107

Photo Equipment and Supplies	0.3%
Eastman Kodak Company		7.25%	11/15/13	1,200	1,156

Special Purpose	2.6%
DaimlerChrysler NA Holding Corporation		8.50%	1/18/31	3,840	4,348
Sprint Capital Corporation		8.75%	3/15/32	4,610	5,559

					9,907

Telecommunications (Cellular/Wireless)	0.5%
AT&T Wireless Services, Inc.		8.75%	3/1/31	1,410	1,729

Total Corporate Bonds and Notes (Identified Cost—$49,621)					45,031

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	3.8%
Freddie Mac		6.00%	1/1/36	$14,577	$14,354

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$14,796)					14,354
Yankee BondsE	4.7%

Banks	0.9%
Glitnir Banki hf		6.69%	6/15/16	1,240	1,233D
Kaupthing Bank Hf		7.13%	5/19/16	2,060	2,061D

					3,294

Foreign Governments	2.8%
Russian Federation		5.00%	3/31/30	5,200	5,534F
United Mexican States		11.50%	5/15/26	1,410	2,080
United Mexican States		8.30%	8/15/31	470	543
United Mexican States		7.50%	4/8/33	2,290	2,433

					10,590

Special Purpose	1.0%
Deutsche Telekom International Finance BV		8.25%	6/15/30	2,175	2,511
UFJ Finance Aruba AEC		6.75%	7/15/13	1,025	1,068

					3,579

Total Yankee Bonds (Identified Cost—$17,255)					17,463

Total Long-Term Securities (Identified Cost—$597,695)					581,376
Short-Term Securities	2.3%

Options PurchasedG	N.M.
Eurodollar Futures Call, October 2006, Strike Price $94.75				320H	8
Federal Funds Futures Put, July 2006, Strike Price $94.6875				612H	6
U.S. Treasury Note Futures Call, July 2006, Strike Price $106.00				320H	5
U.S. Treasury Note Futures Call, September 2006, Strike Price $105.00				420H	20

					39

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund—Continued

	% OF NET ASSETS	PAR/ SHARES	VALUE
Short-Term Securities—Continued

Repurchase Agreements	2.3%
Merrill Lynch Government Securities, Inc. 5.14%, dated 6/30/06, to be repurchased at $8,338 on 7/3/06 (Collateral: $12,825 Resolution Funding Co. principal-only securities, due 1/15/14 to 4/15/14, value $8,501)		$8,334	$8,334

Total Short-Term Securities (Identified Cost—$8,636)			8,373
Total Investments (Identified Cost—$606,331)	157.4%		589,749
Other Assets Less Liabilities	(2.7)%		(9,990)
Liquidation Value of Preferred Shares	(54.7)%		(205,000)

Net Assets Applicable to Common Shareholders	100.0%		$374,759

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenG
U.S. Treasury Bond Futures	September 2006	125	$(23)
U.S. Treasury Note Futures	September 2006	356	249

			$226

Options WrittenG
Federal Funds Futures Put, Strike Price $94.5625	July 2006	612	$3
U.S. Treasury Note Futures Call, Strike Price $104	July 2006	320	94
U.S. Treasury Note Futures Call, Strike Price $103	August 2006	420	(94)

			$3

A	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	All or a portion of this security is collateral to cover options and futures contracts written.
C	Position, or a portion thereof, with an aggregate market value of $16,016 has been segregated to collateralize the reverse repurchase agreement.
D	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.2% of net assets.
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Options and futures are discussed in more detail in the notes to financial statements.
H	Par shown represents actual number of contracts.
N.M.	– Not meaningful

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Assets:
Investments, at value (Identified Cost—$597,695)		$581,376
Short-term securities at value (Identified Cost—$8,636)		8,373
Interest receivable		7,466

Total assets		597,215

Liabilities:
Payable for reverse repurchase agreements	$15,994
Written options at market value (Proceeds—$323)	320
Income distribution payable to common shareholders	282
Income distribution payable to preferred shareholders	42
Accrued advisory fee	197
Accrued administrative fee	8
Accrued servicing agent fee	74
Futures variation margin payable	259
Accrued expenses	280

Total liabilities		17,456

Preferred Shares:
No par value, 8 shares authorized, issued and outstanding, $25 liquidation value per share (Note 5)		205,000

Net Assets Applicable to Common Shareholders		$374,759

Summary of Shareholders' Equity:
Common shares, no par value, unlimited number of shares authorized, 29,153 shares issued and outstanding (Note 4)		$414,277
Overdistributions of net investment income		(1,532)
Accumulated net realized loss on investments, options, and futures		(21,633)
Net unrealized appreciation/(depreciation) on investments, options, and futures		(16,353)

Net Assets Applicable to Common Shareholders		$374,759

Net asset value per common share ($374,759 divided by 29,153 common shares issued and outstanding)		$12.85

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands) (Unaudited)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2006
Investment Income:
Interest income	$14,808

Expenses:
Advisory and administration fees	1,252
Servicing agent fees	451
Audit and legal fees	135
Custodian fees	60
Preferred share rating agent fees	12
Proxy expense	26
Registration fees	27
Reports to shareholders	43
Preferred shares auction agent fee expense	260
Transfer agent and shareholder serving expense	14
Trustees’ fees and expenses	54
Other	45

Total operating expenses	2,379
Less: Compensating balance credits	(2)
Interest expense	429

Total expenses	2,806

Net Investment Income	12,002

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(14,139)
Options	2,145
Futures	806

(11,188)

Unrealized appreciation/(depreciation) of investments, options and futures	(5,905)

Net Realized and Unrealized Gain/(Loss) on Investments	(17,093)

Change in Net Assets Resulting from Operations	(5,091)

Dividends to Preferred Shareholders from Net Investment Income	(4,675)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting From Operations	$(9,766)

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Increase in Net Assets Applicable to Common Shareholders:	(Unaudited)
Net investment income	$12,002	$33,588
Net realized gain/(loss) on investments, options and futures	(11,188)	978
Unrealized appreciation/(depreciation) on investments, options and futures	(5,905)	(27,785)

Change in net assets resulting from operations	(5,091)	6,781
Dividends to preferred shareholders from net investment income	(4,675)	(6,681)

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	(9,766)	100

Distributions to Common Shareholders:
From net investment income	(9,183)	(27,149)

Net decrease in net assets applicable to common shareholders	(18,949)	(27,049)

Net Assets:
Beginning of period	393,708	420,757

End of period	$374,759	$393,708

Under/(over) distributed net investment income	$(1,532)	$324

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEARS ENDED DECEMBER 31,
			2005		2004		2003A
Per Share Operating Performance:	(Unaudited)
Net asset value, beginning of period	$13.50		$14.43		$14.28		$14.33B

Net investment income	.41		1.15		.98		.16
Net realized and unrealized gain/(loss) on investments	(.59)		(.92)		.14		(.01)

Total from investment operations	(.18)		.23		1.12		.15
Dividends paid to preferred shareholders	(.16)		(.23)		(.11)		—

Total from investment operations applicable to common shareholders	(.34)		—		1.01		.15

Dividends paid to common shareholders from net investment income	(.31)		(.93)		(.86)		(.16)
Offering costs charged to paid-in capital	—		—		—		(.04)

Net asset value, end of period	$12.85		$13.50		$14.43		$14.28

Market value, end of period	$11.14		$12.01		$13.31		$15.10

Average market value per share	$11.62		$12.90		$14.00		$15.20

Total Investment Return Based On:C
Market value	(4.69)%		(2.98)%		(6.04)%		1.58%
Net asset value	(2.50)%		(0.01)%		7.47%		0.56	%D

Ratios And Supplemental Data:
Ratio of total expenses to average weekly net assets (including interest expense) attributable to:
Common sharesE	1.48	%G	1.45%		1.25%		1.38	%G
Total managed assetsE,H	.93	%G	.92%		.80%		.97	%G

Ratio of net expenses to average weekly net assets (including interest expense) attributable to:
Common sharesF	1.48	%G	1.44%		1.25%		1.38	%G
Total managed assetsF,H	.93	%G	.92%		.80%		.97	%G

Ratio of net expenses to average weekly net assets (excluding interest expense) attributable to:
Common sharesF	1.25	%G,K	1.20	%K	1.16	%K	1.00	%G,K
Total managed assetsF,H	.79	%G,K	.76	%K	.75	%K	.71	%G,K

Ratio of net investment income to average weekly net assets attributable to:
Common shares	6.32	%G	8.22%		6.86%		4.73	%G
Total managed assetsH	3.99	%G	5.21%		4.41%		3.35	%G
Asset coverage on preferred shares, end of periodI	283%		292%		305%		303%
Portfolio turnover rate	110	%J	38%		88%		2	%J
Net assets at end of period (in thousands)	$374,759		$393,708		$420,757		$413,210

A	For the period September 30, 2003 (commencement of operations) to December 31, 2003.
B	Net of sales load of $0.675 on initial shares issued.
C	Total return based on market value reflects changes in market value. Total return based on net asset value reflects changes in the Fund’s net asset value during the period. Each figure includes reinvestments of dividends and distributions. These figures will differ depending on the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected in the calculations.
D	Total return on NAV includes offering costs. If offering costs were excluded, the total return would have been 0.77%.
E	This ratio reflects total expenses before compensating balance credits.
F	This ratio reflects expenses net of compensating balance credits.
G	Annualized
H	Includes liquidation value of preferred shares.
I	Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the value of outstanding preferred stock.
J	Not annualized
K	Unaudited

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (“Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, closed-end management investment company. The Fund commenced operations on September 30, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $5,190 and $39,562, respectively, for the six months ended June 30, 2006. Purchases and sales of U.S. government and government agency obligations were $656,617 and $617,682, respectively, for the six months ended June 30, 2006.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon valuations furnished by an independent pricing service or quotations provided by brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

Distributions to Common Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. The Fund had unused capital loss carryforwards for federal income tax purposes at December 31, 2005, of $3,967 expiring in 2012.

3. Financial Instruments:

Options Transactions

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the portfolio of investments. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the six months ended June 30, 2006, was as follows:

	Calls		Puts
	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at December 31, 2005	1,473	$905	—	$—
Options written	5,140	2,609	612	10
Options closed	(4,123)	(2,350)	—	—
Options expired	(1,750)	(851)	—	—
Options exercised	—	—	—	—

Options outstanding at June 30, 2006	740	$313	612	$10

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreement unless Western Asset Management Company (“Investment Adviser”) believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under the swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Fund had no open swap agreements at June 30, 2006.

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons, including in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The open futures positions and related appreciation or depreciation at June 30, 2006, are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

For the period ended June 30, 2006, the average amount of reverse repurchase agreements outstanding was $18,038 and the daily weighted average interest rate was 4.65%.

As of June 27, 2006, the Fund entered into a reverse repurchase agreement (“Reverse Repurchase Agreement”) with Lehman Brothers, Inc. for $15,984. The Reverse Repurchase Agreement, which matured on July 11, 2006, was recorded at cost and was collateralized by a U.S. Treasury Inflation Protected Security with a par value of $16,500 and a market value as of June 30, 2006, of $16,016. The implied interest rate on the Reverse Repurchase Agreement was 5.15% at June 30, 2006.

4. Common Shares:

Of the 29,153 shares of common stock outstanding at June 30, 2006, the Investment Adviser owned 7 shares, and 321 shares had been issued pursuant to the Dividend Reinvestment Plan.

Semi-Annual Report to Shareholders

5. Preferred Shares (amounts are not in thousands):

There are 8,200 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 8,200 Preferred Shares outstanding consist of five series: 1,640 shares each of Series M, Series T, Series W, Series TH, and Series F. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on all series of Preferred Shares are cumulative and are paid at a rate typically reset every seven days based on the results of an auction. Dividend rates ranged from 3.50% to 5.31% from January 1, 2006 to June 30, 2006, and the average rate was 4.46%. Under the 1940 Act, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect at least two Trustees of the Fund.

6. Securities Lending:

The Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of June 30, 2006, there were no securities on loan.

7. Transactions With Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, which provides for payment of a monthly fee computed at the annual rate of 0.40% of the Fund’s average weekly assets. “Average weekly assets” means the average weekly value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating “average weekly assets,” neither the liquidation preference of any preferred shares outstanding nor any liabilities associated with any instrument or transactions used by the Investment Adviser to leverage the Fund’s portfolio (whether or not such instruments or transactions are “covered” as described in the prospectus) is considered a liability.

Claymore Securities, Inc. (“Servicing Agent”) acts as servicing agent for the Fund. For its services, the Servicing Agent receives an annual fee from the Fund, payable monthly in arrears, which is based on the Fund’s average weekly assets in a maximum amount equal to 0.15% of the Fund’s average weekly assets.

Under an administrative agreement with the Fund, Legg Mason Fund Adviser, Inc. (“Administrator”), an affiliate of the Investment Manager, provides certain administrative and accounting functions for the Fund. In consideration for these services, the Fund pays the Administrator a monthly fee at an annual rate of $100.

8. Trustee Compensation (amounts are not in thousands):

Each Independent Trustee receives a fee of $15,000 for serving as a Trustee of the Fund and a fee of $1,000 and related expenses for each meeting of the Board of Trustees attended. The Chairman of the Board receives an additional $2,000 for serving in that capacity. The Audit Committee Chairman and the Governance and Nominating Committee Chairman each receive an additional $1,500 for serving in their respective capacities. Members of the Audit Committee and the Governance and Nominating Committee receive $500 for each committee meeting attended.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

9. Shareholder Meeting Results (share amounts are not in thousands):

The Fund’s annual meeting of shareholders was held on May 15, 2006. Of the 29,152,821 common shares outstanding, the following shares were voted at the meeting:

	For	Withheld
Election of Class III Trustee:
Randolph L. Kohn	21,477,190	563,900

Of the 8,200 preferred shares outstanding, the following shares were voted at the meeting:

	For	Withheld
Election of Class III Trustees:
Randolph L. Kohn	4,711	8
Ronald E. Toupin, Jr.	4,717	2

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund

The Board of Trustees

Peter C. Erichsen, Chairman

Randolph L. Kohn, President

Nicholas Dalmaso

Michael Larson

Ronald A. Nyberg

Ronald E. Toupin, Jr.

Officers

Gregory B. McShea, Vice President

Amy M. Olmert, Chief Compliance Officer

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Steven M. Hill, Assistant Treasurer

Erin K. Morris, Assistant Treasurer

Melissa Nguyen, Secretary

Investment Adviser

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Servicing Agent

Claymore Securities, Inc.

2455 Corporate West Drive

Lisle, IL 60532

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, NY 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, MD 21201

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

This report is sent to shareholders of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees, and on such terms as the Board of Trustees shall determine.

WIA-SAR-06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: August 24, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: August 21, 2006